Regulatory Requirements	12 Months Ended
Dec. 31, 2010
Regulatory Requirements
23.	Regulatory Requirements

The Group and its subsidiaries, including Shinhan Bank and Jeju Bank, are subject to various regulatory capital requirements administered by the Financial Services Commission (FSC), which are based on the Basel Committee on Banking Regulations and Supervisory Practices. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Group’s consolidated financial statements.

From January 1, 2007, a bank holding company, which is a financial holding company controlling banks or other financial institutions conducting banking business as prescribed in the Financial Holding Company Act, is required to maintain a minimum consolidated equity capital ratio of 8%. “Consolidated equity capital ratio” is defined as the ratio of equity capital as a percentage of risk-weighted assets on a consolidated basis, determined in accordance with the FSC requirements that have been formulated based on Bank of International Settlements standards. “Equity capital,” as applicable to bank holding companies, is defined as the sum of Tier I capital, Tier II capital and Tier III Capital less any deductible items, each as defined under the Regulation on the Supervision of Financial Holding Companies. “Risk-weighted assets” is defined as the sum of credit risk-weighted assets and market risk-weighted assets.

The FSC regulations also require that the computation be based on the Group’s consolidated financial statements under Korean GAAP and regulatory guidelines, which vary in certain significant respects from US GAAP.

The following table sets forth consolidated equity capital ratio of the Group mandated by the FSC at December 31:

	2009		2010
	(in millions of Won, except equity capital ratio)
Equity capital	(Won)	22,572,130	(Won)	23,711,578
Risk-weighted assets		179,083,070		185,694,642
Consolidated equity capital ratio		12.60%		12.77%

In conformity with the FSC regulations, Shinhan Bank and Jeju Bank apply the FSC’s risk-adjusted capital ratios to evaluate their capital adequacy. Korean banking organizations engaged in international banking are required to maintain a minimum 8% total risk-based capital ratio calculated by dividing total risk-adjusted capital by total risk-weighted assets, including a Tier 1 capital ratio of at least 4%. All Korean banking organizations subject to the FSC regulations on minimum total risk-based capital ratio are also subject to periodic inspection by the Financial Supervisory Service (FSS). In the event that Shinhan Bank or Jeju Bank does not maintain a consolidated capital ratio of 8%, it is subject to corrective actions to be imposed by the FSS, as recommended by the FSC, based on the actual financial position and capital ratio of the respective banking subsidiaries.

In conformity with the FSC regulations, Shinhan Card also applies the FSC’s risk-adjusted capital ratios to evaluate their capital adequacy. Credit card organizations are required to maintain a minimum 8% total risk-based capital ratio calculated by dividing total risk-adjusted capital by total risk-weighted assets.

As required by the FSC regulations, the following table sets forth the details of capital adequacy ratios of Shinhan Bank and Shinhan Card, subsidiaries considered material to the consolidated financial statements of the Group, under Korean GAAP and regulatory guidelines which vary in certain significant respects from US GAAP at December 31:

•	Shinhan Bank

	2009		2010
	(in millions of Won, except capital ratio)
Tier 1 capital	(Won)	14,058,510	(Won)	15,488,027
Tier 2 capital		4,264,192		3,189,267

Total risk-adjusted capital	(Won)	18,322,702	(Won)	18,677,294

Total risk-weighted assets	(Won)	121,132,041	(Won)	117,262,749

Total risk-based capital ratio (%)		15.13%		15.93%
Tier 1 capital ratio (%)		11.61%		13.21%
Tier 2 capital ratio (%)		3.52%		2.72%

•	Shinhan Card

	2009		2010
	(in millions of Won, except capital ratio)
Total risk-adjusted capital	(Won)	5,043,293	(Won)	5,603,575
Total risk-weighted assets		18,867,283		22,427,155
Total risk-based capital ratio (%)		26.73%		24.99%

The Group’s other subsidiaries, including Jeju Bank, Shinhan Life Insurance, Shinhan Capital and Shinhan Investment Corp. are also subject to the capital ratio pursuant to other regulatory capital requirements of the FSC. At December 31, 2009 and 2010, the Group’s other subsidiaries met the regulatory capital requirements of the FSC.